Revenue from contracts with customers - Sales by geographic area (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from contracts with customers
Revenue	$ 119,694	$ 133,330	$ 143,189
Percentage of entitys revenue	100.00%	100.00%	100.00%
Percentage Of Progress Obtained For Functional Unit 3	6.00%
ISA committed investments	$ 25,500
Capital contributions	6	$ 20	$ 1
Maintenance and optimization plan	800
Technological developments and headquarters conservation	600
Project Conexin Kimal Lagunas
Revenue from contracts with customers
Committed investments in projects	1,000
Group 1 Pico-Beta-Saya
Revenue from contracts with customers
Committed investments in projects	700
Conexin Kimal Lo Aguirre in Chile and TOCE CEPI Energy Transmission Project
Revenue from contracts with customers
Capital contributions	1,000
ISA Brasil and subsidiaries
Revenue from contracts with customers
Amount of reinforcement and improvements approved	2,200
Energy transmission
Revenue from contracts with customers
Amount of projects awarded	$ 19,900
Percentage of projects awarded	78.00%
Construction and Improvement Businesses Roads
Revenue from contracts with customers
Amount of projects awarded	$ 3,200
Percentage of projects awarded	13.00%
Energy Solutions Development
Revenue from contracts with customers
Amount of projects awarded	$ 1,600
Percentage of projects awarded	6.00%
Energy Solutions Development | ISA Intervial Colombia
Revenue from contracts with customers
Committed Investments	$ 1,600
Telecommunications Business Development
Revenue from contracts with customers
Amount of projects awarded	$ 800
Percentage of projects awarded	3.00%
Colombia
Revenue from contracts with customers
Revenue	$ 58,038	$ 62,656	$ 71,745
Percentage of entitys revenue	48.50%	47.00%	50.10%
United States
Revenue from contracts with customers
Revenue	$ 27,379	$ 27,094	$ 24,992
Percentage of entitys revenue	22.90%	20.30%	17.50%
China
Revenue from contracts with customers
Revenue	$ 7,708	$ 8,387	$ 13,944
Percentage of entitys revenue	6.40%	6.30%	9.70%
Brazil
Revenue from contracts with customers
Revenue	$ 6,977	$ 6,919	$ 5,444
Percentage of entitys revenue	5.80%	5.20%	3.80%
India
Revenue from contracts with customers
Revenue	$ 6,025	$ 8,900	$ 6,377
Percentage of entitys revenue	5.00%	6.70%	4.50%
Singapore and other Asian countries
Revenue from contracts with customers
Revenue	$ 5,925	$ 7,009	$ 8,520
Percentage of entitys revenue	5.00%	5.30%	6.00%
Peru
Revenue from contracts with customers
Revenue	$ 2,359	$ 2,330	$ 2,864
Percentage of entitys revenue	2.00%	1.70%	2.00%
Chile
Revenue from contracts with customers
Revenue	$ 2,208	$ 2,396	$ 2,322
Percentage of entitys revenue	1.80%	1.80%	1.60%
Other South America countries
Revenue from contracts with customers
Revenue	$ 1,961	$ 4,564	$ 1,594
Percentage of entitys revenue	1.60%	3.40%	1.10%
Central America And the Caribbean
Revenue from contracts with customers
Revenue	$ 691	$ 412	$ 2,637
Percentage of entitys revenue	0.60%	0.30%	1.80%
Europe
Revenue from contracts with customers
Revenue	$ 423	$ 2,663	$ 2,750
Percentage of entitys revenue	0.40%	2.00%	1.90%